LEASES (Bareboat and Time Charters-In) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Bareboat Charters-In [Member]
Leases [Line Items]
2016	$ 74,224	$ 98,803
2017	98,219	98,219
2018	93,200	93,200
2019	111,819	111,819
2020	9,168	9,168
Thereafter	41,007	41,132
Net minimum lease payments	$ 427,637	$ 452,341
2016, operating days	3575 days	4758 days
2017, operating days	4713 days	4713 days
2018, operating days	3929 days	3929 days
2019, operating days	3470 days	3470 days
2020, operating days	366 days	366 days
Thereafter, operating days	1637 days	1642 days
Operating days, total	17690 days	18878 days
Time Charters-In [Member]
Leases [Line Items]
2016	$ 19,879	$ 26,304
2017	12,819	12,819
Net minimum lease payments	$ 32,698	$ 39,123
2016, operating days	1717 days	2354 days
2017, operating days	989 days	989 days
Operating days, total	2706 days	3343 days